UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-21340

DWS RREEF Real Estate Fund II, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS RREEF Real Estate Fund II, Inc.

	Shares	Value ($)

Common Stocks 118.4%
Apartments 14.8%
American Campus Communities, Inc. (REIT)	540,102	13,778,002
Apartment Investment & Management Co. "A" (REIT)	1,288,859	70,126,818
BRE Properties, Inc. "A" (REIT)	229,900	13,731,927
GMH Communities Trust (REIT)	591,800	7,468,516
Home Properties, Inc. (REIT)	321,700	18,388,372

		123,493,635
Diversified 3.5%
iStar Financial, Inc. (REIT)	381,700	15,916,890
Spirit Finance Corp. (REIT)	1,125,900	13,071,699

		28,988,589
Health Care 10.1%
LTC Properties, Inc. (REIT)	248,300	6,021,275
Medical Properties Trust, Inc. (REIT)	460,100	6,160,739
National Health Investors, Inc. (REIT)	287,600	8,147,708
National Health Realty, Inc. (REIT)	137,800	2,743,598
Senior Housing Properties Trust (REIT)	1,386,900	29,596,446
Ventas, Inc. (REIT)	810,200	31,225,108

		83,894,874
Hotels 17.7%
Ashford Hospitality Trust (REIT)	1,903,900	22,713,527
Canyon Ranch Holdings LLC (REIT) (Units)	864,000	23,731,563
DiamondRock Hospitality Co. (REIT)	921,900	15,312,759
Eagle Hospitality Properties Trust, Inc. (REIT)	670,500	6,235,650
Hersha Hospitality Trust (REIT)	2,744,400	26,346,240
Hospitality Properties Trust (REIT)	581,250	27,435,000
Strategic Hotels & Resorts, Inc. (REIT)	1,020,600	20,289,528
Winston Hotels, Inc. (REIT)	449,043	5,532,210

		147,596,477
Industrial 13.0%
First Industrial Realty Trust, Inc. (REIT)	1,119,500	49,258,000
Liberty Property Trust (REIT)	1,234,500	58,996,755

		108,254,755
Office 29.6%
American Financial Realty Trust (REIT)	2,079,400	23,206,104
Digital Realty Trust, Inc. (REIT)	791,000	24,774,120
Duke Realty Corp. (REIT)	309,100	11,544,885
Equity Office Properties Trust (REIT)	437,500	17,395,000
Glenborough Realty Trust, Inc. (REIT)	1,403,808	36,119,980
Highwoods Properties, Inc. (REIT)	754,800	28,086,108
HRPT Properties Trust (REIT)	4,221,700	50,449,315
Lexington Corporate Properties Trust (REIT)	1,775,700	37,609,326
Mack-Cali Realty Corp. (REIT)	343,482	17,792,367

		246,977,205

Other 1.9%
Crystal River Capital, Inc. 144A	332,500	7,607,600
Deerfield Triarc Capital Corp. (REIT)	662,500	8,685,375

		16,292,975
Regional Malls 16.4%
Feldman Mall Properties, Inc. (REIT)	837,400	9,236,522
Glimcher Realty Trust (REIT)	2,062,753	51,115,020
Pennsylvania Real Estate Investment Trust (REIT)	656,839	27,961,636
Simon Property Group, Inc. (REIT)	533,800	48,372,956

		136,686,134
Shopping Centers 4.4%
Inland Real Estate Corp. (REIT)	706,900	12,384,888
Ramco-Gershenson Properties Trust (REIT)	754,800	24,115,860

		36,500,748
Specialty Services 2.0%
Entertainment Properties Trust (REIT)	265,400	13,089,528
One Liberty Properties, Inc. (REIT)	150,000	3,360,000

		16,449,528
Storage 5.0%
Extra Space Storage, Inc. (REIT)	2,416,203	41,824,474

Total Common Stocks (Cost $753,208,172)		986,959,394
Preferred Stocks 19.8%
Apartments 1.8%
Apartment Investment & Management Co., 8.0%, Series T (REIT)	136,200	3,456,756
Associated Estates Realty Corp., 8.7%, Series II (REIT)	429,000	11,209,770

		14,666,526
Health Care 0.9%
LTC Properties, Inc., 8.0%, Series F (REIT)	300,000	7,521,000
Hotels 7.2%
Eagle Hospitality Properties Trust, Inc., 8.25%, Series A (REIT)	348,200	8,824,711
Equity Inns, Inc. 8.0%, Series C (REIT)	380,000	9,652,000
FelCor Lodging Trust, Inc., 8.0%, Series C (REIT)	75,000	1,868,250
Host Marriott Corp., 8.875%, Series E (REIT)	204,400	5,410,468
LaSalle Hotel Properties, 8.375%, Series B (REIT)	270,000	6,914,700
Strategic Hotels & Resorts, Inc. 8.25%, Series B (REIT)	115,400	3,007,612
Strategic Hotels & Resorts, Inc. 8.5%, 144A (REIT)	332,500	8,478,750
Sunstone Hotel Investors, Inc., 8.0%, Series A (REIT)	633,500	16,193,844

		60,350,335
Manufactured Homes 0.2%
American Land Lease, Inc., 7.75%, Series A (REIT)	51,000	1,284,435
Office 3.5%
Digital Realty Trust, Inc., 8.5%, Series A (REIT)	356,700	9,407,963
SL Green Realty Corp., 7.58%, Series C (REIT)	775,000	19,615,250

		29,023,213
Regional Malls 1.0%
Taubman Centers, Inc., 8.0%, Series G (REIT)	329,253	8,768,007
Shopping Centers 5.2%
Cedar Shopping Centers, Inc., 8.875% (REIT)	300,000	7,977,000
The Mills Corp., 8.75%, Series E (REIT)	1,720,000	35,672,800

		43,649,800

Total Preferred Stocks (Cost $170,487,348)		165,263,316

Other 1.4%
Innkeepers USA Trust (REIT) (Limited Partnership) (a) (Cost $9,299,494)	696,309	11,342,874
Cash Equivalents 0.4%
Cash Management QP Trust, 5.34% (b) (Cost $3,612,467)	3,612,467	3,612,467
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 936,607,481)	140.0	1,167,178,051
Other Assets and Liabilities, Net	2.0	16,781,041
Preferred Stock, at Redemption Value	(42.0)	(350,000,000)

Net Assets	100.0	833,959,092

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

	Acquisition			As a % of
Restricted Security	Dates	Cost ($)	Value ($)	Net Assets
Innkeepers USA Trust	November 2002-
(REIT) (Limited Partnership)	March 2005	9,299,494	11,342,874	1.4

(b)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust
At September 30, 2006, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Appreciation($)

11/26/2003 11/26/2006	87,500,000	†	Fixed — 2.805%	USD— Floating LIBOR BBA	366,905
1/14/2004 1/14/2008	87,500,000	††	Fixed — 2.992%	USD— Floating LIBOR BBA	2,432,124
11/26/2003 11/26/2008	87,500,000	†	Fixed — 3.589%	USD— Floating LIBOR BBA	2,603,212
11/26/2003 11/26/2010	87,500,000	†††	Fixed —4.064%	USD— Floating LIBOR BBA	3,058,186

Total net unrealized appreciation					8,460,427

Counterparties:

† Bank of America

†† UBS AG

††† Goldman, Sachs & Co.

LIBOR: Represents the London InterBank Offered Rate.

BBA: British Banker’s Association

An affiliated issuer includes any company in which the Fund has ownership of at least 5% of the outstanding voting securities. A summary of the Fund's transactions during the nine months ended September 30, 2006, with companies which are or were affiliates is as follows:

Affiliate	Common Shares	Purchase Cost ($)	Sales (Cost) ($)	Realized Gain/(Loss) ($)	Dividend Income ($)	Value at 9/30/06 ($)
Feldman Mall Properties, Inc. (REIT)	837,400	-	-	-	571,526	N/A
Glimcher Realty Trust (REIT)	2,062,753	-	-	-	2,975,315	N/A
Hersha Hospitality Trust (REIT)	2,744,400	2,593,035	-	-	1,378,620	N/A
AMLI Residential Property (REIT)	-	-	36,886,498	16,521,974	172,032	-
		2,593,035	36,886,498	16,521,974	5,097,493	-

N/A	No longer an affiliate at September 30, 2006.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Fund II, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Real Estate Fund II, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 November 21, 2006